Investment Strategy	Jun. 30, 2026
Virtus Newfleet ABS MACS
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund invests in asset-backed securities (“ABS”) issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or issued by non-government entities, such as commercial banks or other private lenders, with an emphasis on investment-grade securities.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade tranches of ABS, and in other instruments that have economic characteristics similar to such investments.

Asset-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made periodically, thus in effect “passing through” such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The fund will invest exclusively in debt tranches of ABS. The types of ABS in which the fund may invest include those backed by auto loans, timeshare receivables, consumer loans, equipment leases, rentals, whole business securitizations, credit card receivables, and student loans, as well as any collateral type that is securitized but not listed above. There is no limitation on the maturity of the fund’s debt investments. The ABS in which the fund invests are generally purchased pursuant to Rule 144A under the Securities Act of 1933 and are therefore subject to certain resale restrictions.

Timeshare receivables are generated by vacation ownership interest in a divided form of property ownership, in which collateral can be secured with a fee simple interest in real estate or unsecured with the right to use the unit but no ownership interest in the real estate. Equipment lease securitizations represent interests in small, medium and large equipment leases, in which collateral can consist of various types of equipment, such as copiers, trucks, or construction equipment. Whole business securitizations represent franchise ownerships collateralized primarily by royalty fees paid by franchisees to franchisors, such as a percentage of the amount of sales generated. In addition, if the franchisor owns a store outright, a synthetic royalty or the operating profits of the owned store may be pledged as additional collateral to the securitization. Credit card receivables represent the securitization of a pool of credit card debt owed by consumers. Student loan securitizations are backed by pools of student loans. The cash flows generated from the underlying agreements for each of these types of ABS provide the bond holders with regular income.

For purposes of its investment objective, the fund defines a “relatively high level of income” as a level of income comparable to the yield to maturity of the agency component of the Bloomberg US Mortgage Backed Securities (MBS) Index. As of June 30, 2026, the yield to maturity of the agency component of the Bloomberg US Mortgage Backed Securities Index was 4.97%.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Asset-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made periodically, thus in effect “passing through” such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The fund will invest exclusively in debt tranches of ABS. The types of ABS in which the fund may invest include those backed by auto loans, timeshare receivables, consumer loans, equipment leases, rentals, whole business securitizations, credit card receivables, and student loans, as well as any collateral type that is securitized but not listed above.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade tranches of ABS, and in other instruments that have economic characteristics similar to such investments.
Virtus Newfleet CMBS MACS
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund invests in commercial mortgage-backed securities (“CMBS”) issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or issued by non-government entities, such as commercial banks or other private lenders, with an emphasis on investment-grade securities.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade tranches of CMBS, and in other instruments that have economic characteristics similar to such investments.

Mortgage-backed securities represent interests in pools of mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The fund will invest exclusively in debt tranches of CMBS, which may include below-investment grade debt securities, commonly referred to as “high yield” securities or “junk bonds.” There is no limitation on the maturity of the fund’s debt investments. The CMBS in which the fund invests are generally purchased pursuant to Rule 144A under the Securities Act of 1933 and are therefore subject to certain resale restrictions.

For purposes of its investment objective, the fund defines a “relatively high level of income” as a level of income comparable to the yield to maturity of the agency component of the Bloomberg US Mortgage Backed Securities (MBS) Index. As of June 30, 2026, the yield to maturity of the agency component of the Bloomberg US Mortgage Backed Securities Index was 4.97%.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Mortgage-backed securities represent interests in pools of mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

The fund invests in commercial mortgage-backed securities (“CMBS”) issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or issued by non-government entities, such as commercial banks or other private lenders, with an emphasis on investment-grade securities.

The fund will invest exclusively in debt tranches of CMBS, which may include below-investment grade debt securities, commonly referred to as “high yield” securities or “junk bonds.”
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade tranches of CMBS, and in other instruments that have economic characteristics similar to such investments.
Virtus Newfleet Floating Rate MACS
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of senior floating rate loans (“Senior Loans”), including both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. Loans are used by borrowers to finance a variety of transactions, and senior floating rate loans generally hold the most senior position in the capital structure of a borrower and pay interest at rates that are adjusted periodically according to a specific formula, usually with reference to an interest rate index or market interest rate.

The fund invests primarily in non-investment grade bank loans with a focus on “best in class” companies with leading market share and ability to generate income. For this purpose, the fund’s subadviser considers “best in class” companies to be companies within the fund’s investment universe that the subadviser believes have a competitive advantage, sustainable capital structure, stable cash flow, and a focus on reducing debt levels.

For purposes of its 80% investment policy, indirect exposure to Senior Loans through investment in exchange-traded funds (“ETFs”) that invest in such Senior Loans will be considered to be investments by the fund in Senior Loans. ETFs in which the fund invests may include affiliated ETFs that are also managed by the fund’s subadviser and/or its affiliates. The fund may invest up to 15% of total assets in U.S. and non-U.S. dollar denominated foreign securities and foreign Senior Loans, including Yankee bonds, which are dollar-denominated instruments issued in the U.S. market by foreign branches of U.S. banks and U.S. branches of foreign banks. The fund may purchase derivative instruments, including, but not limited to, options, futures contracts, credit-linked notes, and swaps.

The fund may borrow an amount up to 33 1/3% of its total assets (including the amount borrowed). The fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Loans are used by borrowers to finance a variety of transactions, and senior floating rate loans generally hold the most senior position in the capital structure of a borrower and pay interest at rates that are adjusted periodically according to a specific formula, usually with reference to an interest rate index or market interest rate.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

The fund invests primarily in non-investment grade bank loans with a focus on “best in class” companies with leading market share and ability to generate income. For this purpose, the fund’s subadviser considers “best in class” companies to be companies within the fund’s investment universe that the subadviser believes have a competitive advantage, sustainable capital structure, stable cash flow, and a focus on reducing debt levels.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of senior floating rate loans (“Senior Loans”), including both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics.
Virtus Newfleet High Yield MACS
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield fixed income securities (also known as “junk bonds”).

Fixed income securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Fixed income securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, and mortgage and other asset-backed securities. High-yield fixed income securities are those that are rated below investment grade (below BBB-/Baa3) or unrated securities that the subadviser believes are of comparable quality.

The subadviser uses an investment process that focuses on adding value through issue selection, sector/industry selection and opportunistic trading. The subadviser believes that issue selection extends beyond the company to focus on risk/return analysis on an issue-by-issue basis. A company is reviewed and vetted, and then specific issues are selected based on factors such as positions in capital structure, compensation for taking a lower placement on the capital structure or turn of leverage, issue size, call protection, covenant analysis, and finally liquidity. Sector/Industry selection focuses on market inefficiencies, based on the subadviser’s anticipation of the fundamental direction of credit quality in each applicable sector or industry. The subadviser generally favors those sectors or industries that it believes have stable to improving fundamentals over sectors or industries with highly volatile business profiles, or irregular cash flows from non-business related activities. The fund will generally overweight those sectors and industries where the subadviser identifies well-valued companies whose business profiles are viewed to be improving. The subadviser generally views as well-valued those companies with seasoned management, solid financials, good liquidity, solid or improving free cash flow generation, appropriate leverage and/or asset protection over a full market cycle, and generally views as improving those companies with fundamentals and financial ratios (e.g., profitability, liquidity or leverage) that are improving over time. The fund is not limited with respect to which sectors and industries in which to focus its investments.

The subadviser attempts to maintain the duration of the fund at a level similar to that of its style benchmark, the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index. Duration measures the interest rate sensitivity of a fixed income security. Generally, the longer the maturity the greater the duration and, therefore, the greater effect interest rate changes have on the price of the security. Typically, for a fund maintaining a modified adjusted duration of 3.5 years, for example, a one percent increase in interest rates would cause a 3.5% decrease in the value of the fund’s fixed income assets. Similarly, a one percent decrease in interest rates typically would cause the value of the fund’s fixed income assets to increase by 3.5%. The fund invests primarily in U.S. securities but may invest in foreign securities including those in emerging markets. The Fund may use credit default swaps to increase or hedge (decrease) investment exposure to the high yield credit market or particular high yield fixed income securities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]

Fixed income securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Fixed income securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, and mortgage and other asset-backed securities. High-yield fixed income securities are those that are rated below investment grade (below BBB-/Baa3) or unrated securities that the subadviser believes are of comparable quality.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The fund will generally overweight those sectors and industries where the subadviser identifies well-valued companies whose business profiles are viewed to be improving. The subadviser generally views as well-valued those companies with seasoned management, solid financials, good liquidity, solid or improving free cash flow generation, appropriate leverage and/or asset protection over a full market cycle, and generally views as improving those companies with fundamentals and financial ratios (e.g., profitability, liquidity or leverage) that are improving over time.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield fixed income securities (also known as “junk bonds”).
Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield fixed income securities (also known as “junk bonds”).
Virtus Newfleet RMBS MACS
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund invests in residential mortgage-backed securities (“RMBS”) issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or issued by non-government entities, such as commercial banks or other private lenders, with an emphasis on investment-grade securities.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade tranches of RMBS, and in other instruments that have economic characteristics similar to such investments.

Mortgage-backed securities represent interests in pools of mortgage loans purchased from individual lenders by a federal agency or non-government entity, or originated and issued by private lenders. RMBS include securities that reflect an interest in, and are secured by, mortgage loans on residential real property. The fund will invest exclusively in debt tranches of RMBS. There is no limitation on the maturity of the fund’s debt investments. The RMBS in which the fund invests are generally purchased pursuant to Rule 144A under the Securities Act of 1933 and are therefore subject to certain resale restrictions.

For purposes of its investment objective, the fund defines a “relatively high level of income” as a level of income comparable to the yield to maturity of the agency component of the Bloomberg US Mortgage Backed Securities (MBS) Index. As of June 30, 2026, the yield to maturity of the agency component of the Bloomberg US Mortgage Backed Securities Index was 4.97%.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Mortgage-backed securities represent interests in pools of mortgage loans purchased from individual lenders by a federal agency or non-government entity, or originated and issued by private lenders. RMBS include securities that reflect an interest in, and are secured by, mortgage loans on residential real property.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

The fund invests in residential mortgage-backed securities (“RMBS”) issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or issued by non-government entities, such as commercial banks or other private lenders, with an emphasis on investment-grade securities.

The fund will invest exclusively in debt tranches of RMBS.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade tranches of RMBS, and in other instruments that have economic characteristics similar to such investments.
Virtus Seix High Yield MACS
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the fund invests in various types of lower-rated, higher yielding debt instruments, including corporate obligations, floating rate loans and other debt obligations. The fund may invest in debt obligations of U.S. and non-U.S. issuers. The fund’s investment in non-U.S. issuers may at times be significant.

Debt instruments are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt instruments include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, loan participations and assignments, and mortgage and other asset-backed securities. High-yield debt instruments are those that are rated below investment grade (below BBB-/Baa3) or unrated securities that the subadviser believes are of comparable quality. Such investments are commonly known as “junk bonds” and present greater risks than investment grade bonds.

Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield debt instruments. These instruments will be chosen from the broad universe of available U.S. dollar denominated, high yield debt rated below investment grade by the ICE BofA US Cash

Pay High Yield Index or unrated debt instruments that the subadviser believes are of comparable quality. Although the fund seeks to achieve its investment objective primarily through investment in high yield debt instruments, the fund may invest up to 20% of its net assets in investment grade instruments.

The fund will be managed with a duration that is close to the ICE BofA US High Yield BB-B Constrained Index, which is generally between 2 and 6 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years or days. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility. The fund may also invest a portion of its assets in instruments that are restricted as to resale.

The fund may invest up to 15% of its total assets in U.S. and non-U.S. dollar denominated foreign debt, including emerging markets debt and Yankee bonds, which are dollar-denominated instruments issued in the U.S. market by foreign branches of U.S. banks and U.S. branches of foreign banks.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Debt instruments are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt instruments include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, loan participations and assignments, and mortgage and other asset-backed securities. High-yield debt instruments are those that are rated below investment grade (below BBB-/Baa3) or unrated securities that the subadviser believes are of comparable quality.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the fund invests in various types of lower-rated, higher yielding debt instruments, including corporate obligations, floating rate loans and other debt obligations. The fund may invest in debt obligations of U.S. and non-U.S. issuers.These instruments will be chosen from the broad universe of available U.S. dollar denominated, high yield debt rated below investment grade by the ICE BofA US Cash Pay High Yield Index or unrated debt instruments that the subadviser believes are of comparable quality.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield debt instruments.
Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield debt instruments.
Virtus Stone Harbor EMD MACS
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in emerging markets debt investments and derivatives that have economic characteristics of emerging markets debt investments (collectively, “EMD Investments”).

EMD Investments are debt instruments, including loans, issued by corporations or other business organizations that are economically tied to an emerging market country, and sovereign or quasi-sovereign debt instruments economically tied to an emerging market country. EMD Investments also include derivative instruments used for hedging purposes or to otherwise gain or reduce long or short exposure to EMD Investments. For example, the fund may utilize futures or other derivatives whose return is based on specific EMD Investments or indices of such investments.

Debt instruments are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt instruments include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, loan participations and assignments, and mortgage and other asset-backed securities. A corporation or other business organization is economically tied to an emerging market country if it issues securities that are principally traded on the country’s securities markets or if it is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country.

“Sovereign” refers to a government and “quasi-sovereign” refers to a governmental agency, political subdivision or other instrumentality or issuer that is majority owned, directly or indirectly, or whose obligations are guaranteed, by a government. A sovereign or quasi-sovereign debt instrument is economically tied to an emerging market country if it is principally traded on the country’s securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country.

Although the fund is not limited in the types of derivatives it can use, the fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: futures, options, swaps, credit linked notes and credit default swaps. The fund may use derivatives to a significant extent. The fund’s investments may be denominated in non-U.S. currencies or in the U.S. dollar.

The fund considers “emerging market countries” to include countries identified by the World Bank Group as not being “high income economies” or which are included in a JPMorgan emerging market bond index. It is anticipated that the fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and/or the developing countries of Europe. The fund’s investments may include, among other things, corporate debt securities, sovereign debt securities, structured notes, convertible securities, securities issued by supranational organizations, fixed and floating rate commercial loans, loan participations and assignments, private placements, Rule 144A securities, non-U.S. currencies, forward currency contracts and other foreign currency transactions and derivatives related to the types of investments listed herein. The fund seeks capital appreciation through country selection, issuer selection, industry selection, security selection and currency selection.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield” securities or “junk bonds.” Such securities may include those that are in default with respect to the payment of principal or interest.

The subadviser normally maintains an average portfolio duration of between 2 and 7 years. However, the fund’s average duration may be outside this range, and the fund may invest in securities of any duration and maturity. Duration measures the interest rate sensitivity of a fixed income security. Generally, the longer the maturity the greater the duration and, therefore, the greater effect interest rate changes have on the price of the security. Typically, for a fund maintaining a modified adjusted duration of 3.5 years, for example, a one percent increase in interest rates would cause a 3.5% decrease in the value of the fund’s fixed income assets. Similarly, a one percent decrease in interest rates typically would cause the value of the fund’s fixed income assets to increase by 3.5%.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	EMD Investments are debt instruments, including loans, issued by corporations or other business organizations that are economically tied to an emerging market country, and sovereign or quasi-sovereign debt instruments economically tied to an emerging market country. EMD Investments also include derivative instruments used for hedging purposes or to otherwise gain or reduce long or short exposure to EMD Investments.Debt instruments are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt instruments include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, loan participations and assignments, and mortgage and other asset-backed securities.“Sovereign” refers to a government and “quasi-sovereign” refers to a governmental agency, political subdivision or other instrumentality or issuer that is majority owned, directly or indirectly, or whose obligations are guaranteed, by a government.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	A corporation or other business organization is economically tied to an emerging market country if it issues securities that are principally traded on the country’s securities markets or if it is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country.A sovereign or quasi-sovereign debt instrument is economically tied to an emerging market country if it is principally traded on the country’s securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country.The fund considers “emerging market countries” to include countries identified by the World Bank Group as not being “high income economies” or which are included in a JPMorgan emerging market bond index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in emerging markets debt investments and derivatives that have economic characteristics of emerging markets debt investments (collectively, “EMD Investments”).
Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in emerging markets debt investments and derivatives that have economic characteristics of emerging markets debt investments (collectively, “EMD Investments”).
Virtus Stone Harbor EMD Sovereign MACS
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in debt instruments of emerging country sovereign and quasi-sovereign issuers and derivatives that have economic characteristics of debt of emerging country sovereign and quasi-sovereign issuers (collectively, “EMD Sovereign Investments”). “Sovereign” refers to a government, and “quasi-sovereign” refers to a governmental agency, political subdivision or other instrumentality or issuer that is majority owned, directly or indirectly, or whose obligations are guaranteed, by a government. EMD Sovereign Investments include fixed income investments and derivative instruments (including, but not limited to, spot and currency contracts, futures, options and swaps) that economically are tied to countries with emerging securities markets or whose performance is linked to those countries’ markets, economies or ability to repay loans. Such investments may be denominated in non-U.S. currencies or the U.S. dollar. A security or instrument is economically tied to an emerging market country if it is principally traded on the country’s securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. EMD Sovereign Investments also include derivatives and other instruments used to hedge or gain exposure to emerging securities markets (for example, futures or other derivatives whose return is based on specific emerging markets securities or indices). Although the fund is not limited in the types of derivatives it can use, the fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: futures, options, swaps, credit linked notes and credit default swaps. The fund may use derivatives to a significant extent.

The subadviser has broad discretion to identify and invest in countries that it considers to be emerging securities markets. The fund considers “emerging market countries” to include countries identified by the World Bank Group as not being “high income economies” or which are included in a JPMorgan emerging market bond index. It is anticipated that the fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and/or the developing countries of Europe.

EMD Sovereign Investments may include, among other things, sovereign debt securities, corporate debt securities, structured notes, convertible securities, securities issued by supranational organizations, floating rate commercial loans, securitized loan participations, Rule 144A securities and derivatives related to these types of securities. The fund seeks capital appreciation through country selection, sector selection and security selection.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below investment grade debt securities, commonly referred to as “high yield” securities or “junk bonds.”

The subadviser normally maintains an average portfolio duration of between 2 and 7 years. However, the fund’s average duration may be outside this range, and the fund may invest in securities of any duration and maturity. Duration measures the interest rate sensitivity of a fixed income security. Generally, the longer the maturity the greater the duration and, therefore, the greater effect interest rate changes have on the price of the security. Typically, for a fund maintaining a modified adjusted duration of 3.5 years, for example, a one percent increase in interest rates would cause a 3.5% decrease in the value of the fund’s fixed income assets. Similarly, a one percent decrease in interest rates typically would cause the value of the fund’s fixed income assets to increase by 3.5%.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	“Sovereign” refers to a government, and “quasi-sovereign” refers to a governmental agency, political subdivision or other instrumentality or issuer that is majority owned, directly or indirectly, or whose obligations are guaranteed, by a government. EMD Sovereign Investments include fixed income investments and derivative instruments (including, but not limited to, spot and currency contracts, futures, options and swaps) that economically are tied to countries with emerging securities markets or whose performance is linked to those countries’ markets, economies or ability to repay loans.EMD Sovereign Investments also include derivatives and other instruments used to hedge or gain exposure to emerging securities markets (for example, futures or other derivatives whose return is based on specific emerging markets securities or indices).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	A security or instrument is economically tied to an emerging market country if it is principally traded on the country’s securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country.The fund considers “emerging market countries” to include countries identified by the World Bank Group as not being “high income economies” or which are included in a JPMorgan emerging market bond index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in debt instruments of emerging country sovereign and quasi-sovereign issuers and derivatives that have economic characteristics of debt of emerging country sovereign and quasi-sovereign issuers (collectively, “EMD Sovereign Investments”).
Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in debt instruments of emerging country sovereign and quasi-sovereign issuers and derivatives that have economic characteristics of debt of emerging country sovereign and quasi-sovereign issuers (collectively, “EMD Sovereign Investments”).